Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	17.22%	23.48%	(11.21%)	13.98%	12.53%	21.37%